Deferred compensation plans (Tables)	12 Months Ended
Mar. 31, 2016
Deferred compensation plans
SAR Plan A, Weighted-average assumptions

	Year ended March 31
	2014	2015	2016
Expected volatility	45.97%	45.26%	40.87%
Expected dividends yield	1.00%	2.39%	2.99%
Expected lives (in years)	7	7	7
Risk-free interest rate	0.51%	0.43%	0.27%

Activity relating to SAR Plan A

	Outstanding (number of Nomura shares)	Weighted-average exercise price	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2015	15,649,400	¥683	3.8
Granted	2,597,000	809
Exercised	(1,219,300)	442
Forfeited	(70,000)	767
Expired	(1,966,000)	1,274

Outstanding as of March 31, 2016	14,991,100	¥640	3.6

Exercisable as of March 31, 2016	9,697,800	¥566	2.7

Activity relating to SAR Plan B

	Outstanding (number of Nomura shares)	Weighted-Average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2015	100,389,000	¥478	5.4
Granted	25,581,300	759
Exercised	(32,620,800)	503
Forfeited	(1,332,500)	618
Expired	(40,800)	1,611

Outstanding as of March 31, 2016	91,976,200	¥545	5.1

Exercisable as of March 31, 2016	23,010,400	¥498	3.2

Activity related to NSUs and CSUs

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2015	48,119,533	¥693		41,181,078	¥524
Granted	19,285,618	779	(1)	20,691,298	826	(1)
Vested	(25,903,638)	767	(2)	(30,622,912)	600	(2)
Forfeited	(2,919,491)			(1,738,806)

Outstanding as of March 31, 2016	38,582,022	¥498	(3)	29,510,658	¥586	(3)

(1)	Weighted-average price of the Company’s common stock used to determine number of awards granted.
(2)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards.
(3)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2016.

Activity relating to NIUs

	Outstanding (number of units)	Index price(1)
Outstanding as of March 31, 2015	33,447,242	$4,650
Granted	16,824,078	4,803	(2)
Vested	(25,429,583)	4,494	(3)
Forfeited	(1,924,748)

Outstanding as of March 31, 2016	22,916,989	$4,439	(4)

(1)	The price of each unit is determined using 1/1000th of the index price.
(2)	Weighted-average index price used to determine number of awards granted.
(3)	Weighted-average index price used to determine the final cash settlement amount of the awards.
(4)	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2016.